Borrowings (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended							3 Months Ended		5 Months Ended	9 Months Ended
	Oct. 12, 2022	Aug. 04, 2022	Jul. 21, 2022	Oct. 08, 2021	Sep. 27, 2021	Aug. 27, 2020	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Oct. 31, 2021	Sep. 21, 2015	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 29, 2022	Aug. 31, 2022	Jul. 19, 2022	Dec. 31, 2021	Oct. 22, 2021	May 01, 2021
Borrowings (Details) [Line Items]
Senior secured credit facility, description													On September 21, 2015, FM3, an indirect wholly-owned subsidiary of the Company, entered into a senior secured credit facility (the “Senior Secured Credit Facility”) as a borrower and a syndicate of lenders, which provides for an aggregate principal amount of $150,000, consisting of (i) a term loan of $125,000 ( “Term Loan Facility”) and a (ii) working capital letter of credit facility (the “Working Capital Facility”) of up to $19,000 and a (iii) debt service reserve and liquidity facility of up to $6,000. The Company paid $14,300 to the lenders in connection with the transaction.
Principal amount													$ 150,000
Credit facility term loan								$ 70,179						$ 70,179			$ 70,179					$ 73,869
Fixed margin percentage																	3.75%
Minimum required debt service coverage ratio				1.00%				1.00%						1.00%			1.00%
Repayment of senior secured credit facility																	$ 3,674	$ 3,835
Cash dividends received																	126	139
Long-term asset								$ 489						$ 489			489					489
Term loan agreement						$ 20,000																	$ 125,000
Proceeds from OPAL term loan											$ 15,000						27,500
Maximum borrowing capacity under extended term																			$ 25,000
Convertible note payable								$ 27,964						$ 27,964			27,964
Company recorded																	$ 151	$ (2,250)
Weighed average effective interest rate															3.00%			3.00%
Percentage convertible note payable															8.00%			8.00%
Variable Rate, Fixed Margin, Period Two [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage				3.00%
London Interbank Offered Rate (LIBOR) [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage				3.25%
Senior Secured Credit Facility [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage				2.75%
Minimum required debt service coverage ratio								1.10%						1.10%			1.10%
Repayment of senior secured credit facility				$ 5,182
Outstanding letters of credit								$ 7,971						$ 7,971			$ 7,971					7,823
Weighed average effective interest rate														6.80%			5.40%
Senior Secured Credit Facility [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Interest rate percentage															3.14%
Senior Secured Credit Facility [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Interest rate percentage															3.26%
Construction Loans [Member]
Borrowings (Details) [Line Items]
Term loan agreement																					$ 20,000
Minimum current ratio (in Dollars per share)																	$ 1
Minimum required debt service coverage ratio (in Dollars per share)																	$ 1.25
Balance sheet fair value								$ 23,000						$ 23,000			$ 23,000					17,524
Interest rate percentage														7.81%			9.00%
Construction Loans [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Effective interest rate						7.75%
Construction Loans [Member] | Prime Rate [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage						3.50%
Permanent Loan [Member]
Borrowings (Details) [Line Items]
Term loan agreement																					$ 23,000
Interest rate on loan								7.68%						7.68%			7.68%
Payment of quarterly amortization																	$ 954
Payment of interest and debt reserve accounts																	$ 3,482
Convertible Notes Payable [Member]
Borrowings (Details) [Line Items]
Term loan agreement																								$ 50,000
Interest rate on loan								8.00%						8.00%			8.00%							8.00%
Percentage of notes converted									50.00%
Redeemed outstanding debt									$ 30,595
Fair value of debt																								$ 55,410
Balance sheet fair value								$ 27,964						$ 27,964			$ 27,964					58,710
Company recorded														(2,261)			$ (151)
Prepayment penalty percentage			10.00%
Interest expense, net of pre-payment penalty														$ 2,906
Interest expense															$ 1,362	$ 2,250		$ 2,250
Loans Payable [Member]
Borrowings (Details) [Line Items]
Interest rate on loan								3.00%						3.00%			3.00%
Balance sheet fair value								$ 121						$ 121			$ 121					278
Payments																	$ 1,600
Weighed average effective interest rate														3.00%			3.00%
Sunoma [Member] | Construction Loans [Member]
Borrowings (Details) [Line Items]
Financing fees paid						$ 635
Opal Term Loan [Member]
Borrowings (Details) [Line Items]
Term loan agreement																				$ 105,000
Borrowing loan								10,000						$ 10,000			$ 10,000
Proceeds from OPAL term loan																	12,500
Opal Term Loan [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Term loan agreement																							125,000
Borrowing loan																							90,000
Additional borrowing capacity																							$ 35,000
Proceeds from OPAL term loan												$ 75,000					12,500
Balance sheet fair value								91,223						$ 91,223			$ 91,223					75,000
Weighed average effective interest rate														6.40%			5.20%
Opal Term Loan [Member] | Secured Debt [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage																	3.00%
Opal Term Loan [Member] | OPAL Fuels Intermediate Holding Company LLC ("OPAL Intermediate Holdco") [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Percentage to be repaid										1.79%
Repayments of loan										$ 1,611
Additional period payment								700
Opal A-2 Term Commitments [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Maximum borrowing capacity under extended term																			$ 10,000
Opal Term Loan II, Delayed Term Loan ("DDTL") Facility [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Term loan agreement		$ 100,000
Term of loan		2 years
Aggregate principal amount																	2.50%
Opal Term Loan II, Debt Service Reserve ("DSR") Facility [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Term loan agreement		$ 5,000
Opal Term Loan II [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Financing fees paid		2,200
Third party fees		$ 1,322
Opal Term Loan II [Member] | Secured Debt [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage																	3.50%
Common Class A [Member] | Convertible Notes Payable [Member]
Borrowings (Details) [Line Items]
Company shares (in Shares)									3,059,533
Subsequent Event [Member] | Opal Term Loan [Member]
Borrowings (Details) [Line Items]
Proceeds from OPAL term loan							$ 12,500
Subsequent Event [Member] | Opal Term Loan [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Borrowing loan							10,000
Proceeds from OPAL term loan	$ 12,500						$ 12,500
Debt Instrument, Covenant, Period One [Member] | Opal Term Loan [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Minimum liquidity										15,000
Debt Instrument, Covenant, Period Two [Member] | Opal Term Loan [Member] | Secured Debt [Member]
Borrowings (Details) [Line Items]
Minimum liquidity										$ 10,000
Secured Debt [Member] | Senior Secured Credit Facility - Term Loan [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) [Line Items]
Balance sheet fair value								70,179						$ 70,179			$ 70,179					73,869
Secured Debt [Member] | Senior Secured Credit Facility - Term Loan [Member] | FM3 [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) [Line Items]
Percentage to be repaid				1.00%
Repayments of loan				$ 125,000
Secured Debt [Member] | Senior Secured Credit Facility - Working Capital Facility [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) [Line Items]
Commitment fee on unused portion																		0.75%
Letter of Credit [Member] | Senior Secured Credit Facility - Working Capital Facility [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) [Line Items]
Reduce the amount borrowed				$ 7,500
Working capital facility								7,500						7,500			$ 7,500					7,500
Commitment fee on unused portion																	0.75%
Balance sheet fair value								$ 7,500						$ 7,500			$ 7,500					$ 7,500
Revolving Credit Facility [Member] | TruStar Revolver Credit Facility Effective September 2021 [Member] | Line of Credit [Member]
Borrowings (Details) [Line Items]
Aggregate amount					$ 10,000
Interest rate percentage																		1.52%
Revolving Credit Facility [Member] | TruStar Revolver Credit Facility Effective September 2021 [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Borrowings (Details) [Line Items]
Fixed margin percentage					1.00%